Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Income and Expenses, Net

For the years ended December 31, these items include the following:

	2016	2017	2018
Other income:
Sales of property, plant and equipment	26,034	93,013	26,007
Sale of investments	46	—	13,475
Reversal of legal and tax provisions	14,959	79	20
Present value of the liability from put option	—	—	6,122
Legal indemnities	8,957	—	—
Others	18,033	6,466	12,795

	68,029	99,558	58,419

Other expenses:
Legal contingency - Law 30737 (Note 23)	—	—	73,500
Net cost of property, plant and equipment disposal	22,305	78,378	36,931
Impairment of goodwill and trademarks	54,308	49,608	—
Loss on remeasurement of previously held interest (Note 33-a)	6,832	—	—
Others	6,944	4,441	9,323

	90,389	132,427	119,754

	(22,360)	(32,869)	(61,335)